As filed with the Securities and Exchange Commission on May 4, 2005

Securities Act File No. 333-
Investment Company Act File No. 811- 21722

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_|
Post-Effective Amendment No.	|_|
and/or
REGISTRATION STATEMENT UNDER THE	|X|
INVESTMENT COMPANY ACT OF 1940
Amendment No. 3	|X|

Enhanced Equity Yield Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road
Plainsboro, New Jersey 08536
(Address of Principal Executive Offices)

(Registrant’s Telephone Number, including Area Code): (609) 282-2800

Robert C. Doll, Jr.
Enhanced Equity Yield Fund, Inc.
800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Andrew J. Donohue, Esq. FUND ASSET MANAGEMENT, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011	Frank P. Bruno, Esq. SIDLEY AUSTIN BROWN & WOOD LLP 787 Seventh Avenue New York, New York 10019-6018	Leonard B. Mackey, Jr., Esq. CLIFFORD CHANCE US LLP 31 West 52nd Street New York, New York 10019-6131

        Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

        If any securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), other than securities offered in connection with dividend or interest reinvestment plans, check the following box. |_|

        It is proposed that this filing will become effective (check appropriate box)

|_| when declared effective pursuant to section 8(c)

        If appropriate, check the following box:

|X| This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-123004.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee(2)

Common Stock ($.10 par value)	1,275,000 shares	$20.00	$25,500,000	$3,002

(1)	All of which may be purchased pursuant to an over-allotment option of 2,775,000 shares granted by the Registrant to the underwriters.
(2)	Transmitted prior to the filing date to the designated lockbox of the Securities and Exchange Commission at Mellon Bank in Pittsburgh, PA.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

        This registration statement is being filed with respect to the registration of additional shares of common stock, par value $0.10 per share, of Enhanced Equity Yield Fund, Inc., a company organized under the laws of the State of Maryland, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-123004 and 811-21722) are incorporated in this registration statement by reference. Any required consents are listed on an Exhibit Index attached hereto and filed herewith.

PART C. OTHER INFORMATION

Item 25. Financial Statements And Exhibits.

(1)	Financial Statements

Report of Independent Registered Public Accounting Firm.(a)

Statement of Assets and Liabilities as of April 15, 2005.(a)

Exhibits	Description
(a)(1)	—	Articles of Incorporation of the Registrant.(b)
(b)	—	By-laws of the Registrant.(c)
(c)	—	Not applicable.
(d)(1)	—	Portions of the Articles of Incorporation and By-laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(d)
(d)(2)	—	Form of specimen certificate for shares of common stock of the Registrant.(e)
(e)	—	Form of Automatic Dividend Reinvestment Plan.(e)
(f)	—	Not applicable.
(g)	—	Form of Investment Advisory Agreement between the Registrant and Fund Asset Management, L.P. (“FAM” or the “Investment Adviser”).(e)
(h)(1)	—	Form of Purchase Agreement between the Registrant and the Investment Adviser and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”), as representative of the underwriters.(e)
(h)(2)	—	Form of Merrill Lynch Standard Dealer Agreement.(f)
(h)(3)	—	Form of Master Agreement Among Underwriters.(g)
(i)	—	Not applicable.
(j)	—	Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.(h)
(k)(l)	—	Form of Stock Transfer Agency Agreement between the Registrant and The Bank of New York.(i)
(k)(2)	—	Form of Administrative Services Agreement between the Registrant and State Street.(j)
(k)(3)	—	Form of Additional Compensation Agreement between FAM and Merrill Lynch.(e)

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(k)(4)	—	Form of Securities Lending Agency Agreement between the Registrant and QA Advisors LLC (now MLIM LLC) dated August 10, 2001.(k)
(l)	—	Opinion and Consent of Sidley Austin Brown & Wood LLP.
(m)	—	Not applicable.
(n)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for the Registrant.
(o)	—	Not applicable.
(p)	—	Certificate of FAM.(c)
(q)	—	Not applicable.
(r)	—	Code of Ethics.(l)

(a)	Previously filed on May 3, 2005 with the Registrant’s Registration Statement on Form N-2 (File No. 333-123004) (the “Registration Statement”).
(b)	Filed on February 25, 2005 as an exhibit to the Registrant’s Registration Statement.
(c)	Filed on May 3, 2005 as an exhibit to the Registrant’s Registration Statement.
(d)	Reference is made to Article IV (sections 2, 3, 4, 5, 6, 7 and 8), Article V (sections 3, 6 and 7), Article VI, Article VIII, Article IX, Article X, and Article XII of the Registrant’s Articles of Incorporation, filed herewith; and to Article II, Article III (sections 3.01, 3.03, 3.05 and 3.17), Article VI (section 6.02), Article VII, Article XII, Article XIII and Article XIV of the Registrant’s By-laws, filed herewith.
(e)	Filed on March 30, 2005 as an exhibit to the Registrant’s Registration Statement.
(f)	Incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 Preferred Income Strategies Fund, Inc. (File No. 333-102712), filed March 25, 2003 (the “Preferred Fund Registration Statement”).
(g)	Incorporated by reference to Exhibit (h)(3) to the Preferred Fund Registration Statement.
(h)	Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (File No. 33-49873), filed on October 30, 2001.
(i)	Incorporated by reference to Exhibit (k)(1) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 of Capital and Income Strategies Fund, Inc. (File No. 333-112634), filed on April 27, 2004.
(j)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.
(k)	Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.
(l)	Incorporated by reference to Exhibit 15 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Inflation Protected Fund (File No. 33-110936), filed on January 22, 2004.

Item 26. Marketing Arrangements.

        See Exhibits (h)(1), (h)(2) and (h)3.

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Item 27. Other Expenses of Issuance and Distribution.

        The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees	$ 50,082
New York Stock Exchange listing fee	$ 40,000
Printing (other than stock certificates)	$ 40,000
Engraving and printing stock certificates	$ 1,500
Legal fees and expenses	$225,000
NASD fees	$ 43,050
Underwriters expense reimbursement	$141,905
Miscellaneous	$ 8,463

Total	$550,000

Item 28. Persons Controlled by or Under Common Control with Registrant.

        The information in the prospectus under the captions “Investment Advisory and Management Arrangements” and “Description of Capital Stock — Common Stock” and in Note 1 to the Statement of Assets and Liabilities is incorporated herein by reference.

Item 29. Number of Holders of Securities.

        There will be one record holder of the Common Stock, par value $0.10 per share, as of the effective date of this Registration Statement.

Item 30. Indemnification.

        Reference is made to Section 2-418 of the General Corporation Law of the State of Maryland, Article V of the Registrant’s Articles of Incorporation, Article VI of the Registrant’s By-laws and Section 6 of the Purchase Agreement, which provide for indemnification.

        Article VI of the By-laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent legal counsel

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or the vote of a majority of a quorum of non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him or her in connection with proceedings to which he or she is a party in the manner and to the full extent permitted under the Maryland General Corporation Law; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his or her good faith belief that the standard of conduct necessary for the indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it ultimately should be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (i) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his or her undertaking; (ii) the Registrant is insured against losses arising by reason of the advance; or (iii) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

        The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the Maryland General Corporation Law from liability arising from his or her activities as officer or director of the Registrant. The Registrant; however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

        In Section 6 of the Purchase Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify Merrill Lynch and each person, if any, who controls Merrill. Lynch within the meaning of the Securities Act of 1933 (the “1933 Act”) against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

        Insofar as indemnification for liabilities arising under the 1933 Act may be provided to directors, officers and controlling persons of the Registrant and Merrill Lynch, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business And Other Connections Of The Investment Adviser.

        FAM (the “Investment Adviser”), acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

        Merrill Lynch Investment Managers, L.P. (“MLIM”), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as sub-adviser to certain other portfolios.

        The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

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        The address of the Investment Adviser, MLIM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

        Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for the past two fiscal years for his, her or its own account or in the capacity of director, officer, employee, partner or trustee. Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by FAM or its affiliates, and Mr. Doll is an officer of one or more such companies.

Name	Position(s) with FAM	Other Substantial Business, Profession, Vocation Or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of MLIM

Princeton Services	General Partner	General Partner of MLIM

Robert C. Doll, Jr.	President

President of MLIM; Co-Head (Americas Region) of MLIM from 2000 to 2001 and Senior Vice President thereof from 1999 to 2000; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Donald C. Burke	First Vice President and Treasurer	First Vice President and Treasurer of MLIM; Senior Vice President and Treasurer of Princeton Services and Director since 2004; Vice President of FAMD; Senior Vice President of MLIM from 1999 to 2000

Andrew J. Donohue	General Counsel	General Counsel and Senior Vice President of MLIM and Princeton Services

Item 32. Location of Account and Records.

        All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), its investment adviser (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its custodian and transfer agent.

Item 33. Management Services.

        Not applicable.

Item 34. Undertakings.

        (a) The Registrant undertakes to suspend the offering of the shares of common stock covered hereby until it amends its prospectus contained herein (1) subsequent to the effective date of this Registration Statement, its net asset value per share of common stock declines more than 10% from its net asset value per share of common stock

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as of the effective date of this Registration Statement, or (2) its net asset value per share of common stock increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

        (b) The Registrant undertakes that:

(1) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the registrant pursuant to Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

(2) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

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SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 3rd day of May, 2005.

ENHANCED EQUITY YIELD FUND, INC. (Registrant)
By:	/s/ ROBERT C. DOLL, JR. (Robert C. Doll, Jr., President)

        Each person whose signature appears below hereby authorizes Robert C. Doll, Jr., Donald C. Burke and Alice A. Pellegrino, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including any Post-Effective Amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

Signature	Title	Date

/s/ ROBERT C. DOLL, JR. (Robert C. Doll, Jr.)	President (Principal Executive Officer) and Director	May 3, 2005

/s/ DONALD C. BURKE (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)	May 3, 2005

/s/ DAVID O. BEIM (David O. Beim)	Director	May 3, 2005

/s/ JAMES T. FLYNN (James T. Flynn)	Director	May 3, 2005

/s/ W. CARL KESTER (W. Carl Kester)	Director	May 3, 2005

/s/ KAREN P. ROBARDS (Karen P. Robards)	Director	May 3, 2005

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EXHIBIT INDEX

(l)	—	Opinion and Consent of Sidley Austin Brown & Wood LLP.

(m)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for the Registrant.